WRL FREEDOM BELLWETHER(R)
                       SUPPLEMENT DATED SEPTEMBER 1, 2000
                         TO PROSPECTUS DATED MAY 1, 2000

Effective September 1, 2000:

o WRL Series Fund, Inc. offers two new investment options* under this Contract; and

o the WRL Janus Global portfolio and subaccount are not available for investment to new Contract owners, but owners who purchased the Contract before September 1, 2000 may continue to invest in the WRL Janus Global portfolio.

*The two new investment options are available in most states. Please contact your agent regarding availability of these new investment options in your state.

The prospectus is amended in the following respects:

THE FIRST SENTENCE OF THE SECOND PARAGRAPH ON THE FRONT PAGE IS AMENDED TO READ AS FOLLOWS:

"You can put your money into 32 investment choices: a fixed account and 31 subaccounts of the WRL Series Annuity Account."

All other references to 29 subaccounts or portfolios appearing elsewhere in the prospectus is amended to refer to 31.

THE FOLLOWING INFORMATION IS ADDED TO THE TABLES ON THE FRONT PAGE AND ON PAGE
4:

WRL Gabelli Global Growth
WRL Great Companies - Global(2)

THE FOLLOWING INFORMATION IS ADDED TO THE ANNUITY CONTRACT FEE TABLE ON PAGE 9:

----------------------------------------- ------------------ ---------------- ---------------- -------------------------
                                             MANAGEMENT           OTHER         RULE 12B-1          TOTAL PORTFOLIO
               PORTFOLIO                        FEES            EXPENSES           FEES             ANNUAL EXPENSES
----------------------------------------- ------------------ ---------------- ---------------- -------------------------
WRL Gabelli Global Growth(14)                   1.00%             0.20%             N/A                  1.20%
----------------------------------------- ------------------ ---------------- ---------------- -------------------------
WRL Great Companies - Global(2) (14)            0.80%             0.20%             N/A                  1.00%
----------------------------------------- ------------------ ---------------- ---------------- -------------------------

THE FOOTNOTES ON PAGE 10 ARE AMENDED AS FOLLOWS:

The following information is added to the table under footnote (6):

----------------------------------------- ------------------- ------------------------ ---------------------------------
                                            EXPENSE LIMIT          REIMBURSEMENT            EXPENSE RATIO WITHOUT
                                                                      AMOUNT                    REIMBURSEMENT
----------------------------------------- ------------------- ------------------------ ---------------------------------
WRL Gabelli Global Growth                       1.20%                   N/A                          N/A
----------------------------------------- ------------------- ------------------------ ---------------------------------
WRL Great Companies - Global(2)                 1.00%                   N/A                          N/A
----------------------------------------- ------------------- ------------------------ ---------------------------------

The following sentence is added at the end of footnote (10) (pertaining to the WRL Janus Global portfolio):

(10) Effective September 1, 2000, this portfolio is not available for investment to new Contract owners.

Footnote (14) is added as follows:

(14) Because these portfolios commenced operations on September 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" are estimates.

THE FOLLOWING INFORMATION IS ADDED TO THE TABLE ON PAGE 11 UNDER THE HEADING "EXAMPLE":

======================================================== =================================================================
                                                         IF YOU SURRENDER, ANNUITIZE* OR REMAIN INVESTED IN THE CONTRACT
SUBACCOUNTS                                                          AT THE END OF THE APPLICABLE TIME PERIOD
======================================================== =================================================================
                                                             1 YEAR          3 YEARS          5 YEARS         10 YEARS
WRL Gabelli Global Growth                                      $27             $82             $139             $296
WRL Great Companies - Global(2)                                $25             $76             $129             $276
======================================================== ================ =============== ================ ===============

THE FOLLOWING INFORMATION IS ADDED TO THE TABLE ON PAGE 19 UNDER THE HEADING "INVESTMENT CHOICES":

--------------------------------------------- ---------------------------------------------------------------------------
PORTFOLIO                                     ADVISER OR SUB-ADVISER
--------------------------------------------- ---------------------------------------------------------------------------
WRL Gabelli Global Growth                     Gabelli Asset Management Company
--------------------------------------------- ---------------------------------------------------------------------------
WRL Great Companies - Global(2)               Great Companies, L.L.C.
--------------------------------------------- ---------------------------------------------------------------------------

THE PARAGRAPH UNDER THE HEADING "LEGAL PROCEEDINGS" ON PAGE 41 IS AMENDED TO READ AS FOLLOWS:

     Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG's ability to perform under its principal underwriting agreement or on Western Reserve's ability to meet its obligations under the Contract.

THE PARAGRAPH AT THE END OF APPENDIX A ON PAGE 51 IS AMENDED TO READ AS FOLLOWS:

         Because the WRL Value Line Aggressive Growth, WRL Great Companies --America(SM) and WRL Great Companies -- Technology(SM) portfolios did not commence operations until May 1, 2000; the Fidelity VIP Equity-Income Portfolio
- Service Class 2, Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 were not offered under this prospectus until May 1, 2000; and the WRL Gabelli Global Growth and WRL Great Companies - Global(2) portfolios were not offered under this prospectus until September 1, 2000 , there is no condensed financial information for these subaccounts for the year ended December 31, 1999.

THE FOLLOWING INFORMATION IS ADDED TO THE TABLE IN APPENDIX B ON PAGE 53:

-------------------------------------- ------------ ------------- ------------- ------------------ --------------------
                                         1 YEAR       5 YEARS       10 YEARS    INCEPTION OF THE       SUBACCOUNT
                                          ENDED        ENDED         ENDED        SUBACCOUNT TO         INCEPTION
SUBACCOUNT                              12/31/99      12/31/99      12/31/99       12/31/99**            DATE**
-------------------------------------- ------------ ------------- ------------- ------------------ --------------------
WRL Gabelli Global Growth                  N/A          N/A           N/A              N/A             09/01/2000
-------------------------------------- ------------ ------------- ------------- ------------------ --------------------
WRL Great Companies - Global(2)            N/A          N/A           N/A              N/A             09/01/2000
-------------------------------------- ------------ ------------- ------------- ------------------ --------------------


WRL00199-9/2000